COMMITMENTS (Tables)	12 Months Ended
Dec. 29, 2017
COMMITMENTS
Summary of future minimum rental payments under capital and non-cancelable operating leases

	Capital	Operating
Fiscal year:
2018	$301,000	3,076,000
2019	125,000	2,648,000
2020	39,000	1,616,000
2021	—	1,283,000
2022	—	1,192,000
2023	—	277,000
Total future minimum lease payments	465,000	$10,092,000
Amount representing interest (at rates ranging from 3.25% to 3.75%)	(16,000)
Present value of net minimum lease payments under capital leases	449,000
Less current portion	289,000
	$160,000